Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2017		2016		2015
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$27,860.7	$26,425.7	$23,941.9	$23,111.2	$21,086.5	$20,454.1
Ceded premiums:
Regulated plans	(505.9)	(479.6)	(439.4)	(425.1)	(358.0)	(362.6)
Non-Regulated plans	(222.7)	(216.2)	(149.0)	(212.1)	(164.5)	(192.4)
Total ceded premiums	(728.6)	(695.8)	(588.4)	(637.2)	(522.5)	(555.0)
Net premiums	$27,132.1	$25,729.9	$23,353.5	$22,474.0	$20,564.0	$19,899.1

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2017		2016		2017		2016
Regulated plans:
MCCA	$44.3	22%	$36.5	21%	$1,611.5	71%	$1,452.7	77%
CAIP	50.0	25	40.2	24	218.0	10	170.6	9
NCRF	31.5	15	27.5	16	74.2	3	67.0	4
NFIP	53.8	26	49.1	29	148.8	7	78.5	4
Other	0.3	0	0.1	0	8.2	0	3.5	0
Total Regulated plans	179.9	88	153.4	90	2,060.7	91	1,772.3	94
Non-Regulated plans:
Property	9.1	5	3.2	2	138.6	6	62.9	3
Other	14.3	7	13.9	8	74.1	3	49.6	3
Total Non-Regulated plans	23.4	12	17.1	10	212.7	9	112.5	6
Total	$203.3	100%	$170.5	100%	$2,273.4	100%	$1,884.8	100%